Redeemable Convertible Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Conversions	$ 0	$ 7,804,172
Series A Preferred Stock [Member]
Balance (in shares)	0	3,999,864
Balance	$ 0	$ 4,564,899
Accretion		$ 243,762
Conversions (In shares)		(3,999,864)
Conversions		$ (4,808,661)
Balance (In shares)		0
Balance		$ 0